Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of other operating income expense [abstract]
Government grants	$ 280	$ 317		$ 404
License income	30	45		65
Net (additions to)/reversals of provisions	(10)	(11)		(4)
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	172	80		140
Net rental and other operating income	402	374		341
Other operating income/(expenses)	$ 875	$ 805	[1]	$ 946	[1]

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.